INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2020	2021
	RMB	RMB
Intangible assets with indefinite lives:
Domain name	2,024	2,024
Insurance brokerage license, trademark and others	37,382	42,617
Intangible assets with finite lives:
Patents and trademark	126,423	128,332
Less: accumulated amortization	20,616	37,391
Intangible assets, net	145,213	135,582